Significant Clients	12 Months Ended
Dec. 31, 2011
Significant Clients [Abstract]
Significant Clients
16.	Significant clients

The Company considers significant clients to be those clients who account for 10% or more of the total U.S. equity dollar value traded or fixed income notional value traded by the Company. No clients accounted for more than 10% of the Company's U.S. equity dollar value traded or fixed income notional value traded during 2011, 2010 and 2009.